PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Abstract]
Depreciation capitalized to exploration and evaluation assets	$ 63,579	$ 65,173	$ 24,093